UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of June 30, 2016 (Unaudited)

Deutsche Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 22.5%
Auto Components 0.8%
Tenneco, Inc.*	53,636	2,499,974
Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	65,400	2,602,920
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.	193,582	4,361,402
Panera Bread Co. "A"*	22,625	4,795,143
		9,156,545
Household Durables 5.9%
Mohawk Industries, Inc.*	27,711	5,258,440
Newell Brands, Inc.	107,462	5,219,429
Toll Brothers, Inc.*	129,263	3,478,467
Whirlpool Corp.	26,652	4,441,289
		18,397,625
Internet & Catalog Retail 0.7%
Ctrip.com International Ltd. (ADR)* (a)	53,013	2,184,136
Leisure Products 1.1%
Polaris Industries, Inc. (a)	40,677	3,325,751
Media 1.3%
Cinemark Holdings, Inc.	113,224	4,128,147
Specialty Retail 6.0%
Advance Auto Parts, Inc.	22,192	3,586,893
Burlington Stores, Inc.*	13,900	927,269
Ross Stores, Inc.	112,594	6,382,954
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	24,591	5,991,351
Urban Outfitters, Inc.* (a)	59,623	1,639,633
		18,528,100
Textiles, Apparel & Luxury Goods 2.9%
Carter's, Inc.	41,944	4,465,778
Hanesbrands, Inc.	177,723	4,466,179
		8,931,957
Consumer Staples 8.2%
Food & Staples Retailing 0.3%
Casey's General Stores, Inc.	7,200	946,872
Food Products 5.3%
Hain Celestial Group, Inc.*	63,172	3,142,807
McCormick & Co., Inc.	42,183	4,499,661
Mead Johnson Nutrition Co.	45,046	4,087,924
The WhiteWave Foods Co.*	103,268	4,847,400
		16,577,792
Household Products 2.6%
Church & Dwight Co., Inc.	43,679	4,494,132
Spectrum Brands Holdings, Inc. (a)	30,134	3,595,288
		8,089,420
Energy 2.9%
Energy Equipment & Services 1.3%
Core Laboratories NV (a)	18,677	2,313,893
RPC, Inc. (a)	110,100	1,709,853
		4,023,746
Oil, Gas & Consumable Fuels 1.6%
Diamondback Energy, Inc.*	17,797	1,623,265
EOG Resources, Inc.	17,500	1,459,850
Matador Resources Co.* (a)	93,409	1,849,498
		4,932,613
Financials 9.8%
Banks 1.6%
Signature Bank*	23,796	2,972,596
SVB Financial Group*	20,897	1,988,559
		4,961,155
Capital Markets 1.7%
Affiliated Managers Group, Inc.*	14,400	2,027,088
Lazard Ltd. "A"	58,138	1,731,349
Oaktree Capital Group LLC (a)	35,250	1,577,790
		5,336,227
Diversified Financial Services 0.5%
Intercontinental Exchange, Inc.	6,459	1,653,246
Insurance 1.6%
Aon PLC	43,700	4,773,351
Real Estate Investment Trusts 4.4%
Boston Properties, Inc. (REIT)	34,300	4,524,170
Crown Castle International Corp. (REIT)	56,400	5,720,652
Digital Realty Trust, Inc. (REIT) (a)	30,500	3,324,195
		13,569,017
Health Care 15.1%
Biotechnology 4.4%
Alkermes PLC*	44,788	1,935,737
BioMarin Pharmaceutical, Inc.*	45,006	3,501,467
Incyte Corp.*	26,429	2,113,792
Medivation, Inc.*	48,000	2,894,400
Neurocrine Biosciences, Inc.*	28,400	1,290,780
United Therapeutics Corp.*	18,600	1,970,112
		13,706,288
Health Care Equipment & Supplies 1.7%
C.R. Bard, Inc.	22,631	5,321,906
Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	48,133	3,817,909
Centene Corp.*	97,633	6,968,067
Henry Schein, Inc.*	13,500	2,386,800
Universal Health Services, Inc. "B"	23,238	3,116,216
		16,288,992
Health Care Technology 1.1%
Cerner Corp.*	58,800	3,445,680
Life Sciences Tools & Services 1.8%
Quintiles Transnational Holdings, Inc.*	42,600	2,782,632
VWR Corp.*	94,310	2,725,559
		5,508,191
Pharmaceuticals 0.8%
Flamel Technologies SA (ADR)*	231,349	2,484,688
Industrials 14.2%
Airlines 1.5%
Delta Air Lines, Inc.	32,560	1,186,161
Southwest Airlines Co.	86,907	3,407,623
		4,593,784
Building Products 3.0%
A.O. Smith Corp.	53,247	4,691,593
Fortune Brands Home & Security, Inc.	80,395	4,660,498
		9,352,091
Electrical Equipment 1.7%
Acuity Brands, Inc. (a)	21,354	5,294,938
Machinery 5.6%
IDEX Corp.	55,832	4,583,807
Middleby Corp.* (a)	44,685	5,149,946
Parker-Hannifin Corp.	28,899	3,122,537
WABCO Holdings, Inc.*	48,384	4,430,523
		17,286,813
Marine 0.5%
Kirby Corp.*	26,800	1,672,052
Trading Companies & Distributors 1.9%
United Rentals, Inc.*	32,497	2,180,549
W.W. Grainger, Inc. (a)	16,068	3,651,453
		5,832,002
Information Technology 19.1%
Communications Equipment 0.9%
Palo Alto Networks, Inc.*	23,277	2,854,691
Electronic Equipment, Instruments & Components 5.1%
Amphenol Corp. "A"	79,600	4,563,468
Cognex Corp.	92,697	3,995,241
IPG Photonics Corp.*	51,835	4,146,800
VeriFone Systems, Inc.*	165,557	3,069,427
		15,774,936
Internet Software & Services 1.7%
CoStar Group, Inc.*	23,617	5,164,093
IT Services 4.0%
Broadridge Financial Solutions, Inc.	76,277	4,973,260
Global Payments, Inc.	44,000	3,140,720
MAXIMUS, Inc.	45,249	2,505,437
WEX, Inc.*	21,325	1,890,888
		12,510,305
Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	126,108	3,022,809
Lam Research Corp. (a)	50,233	4,222,586
NXP Semiconductors NV*	55,525	4,349,828
		11,595,223
Software 3.7%
Intuit, Inc.	34,282	3,826,214
salesforce.com, Inc.*	29,900	2,374,359
Tyler Technologies, Inc.*	19,000	3,167,490
Ultimate Software Group, Inc.*	9,598	2,018,364
		11,386,427
Materials 4.7%
Chemicals 2.4%
Ashland, Inc.	31,545	3,620,420
Huntsman Corp.	284,038	3,820,311
		7,440,731
Construction Materials 1.4%
Eagle Materials, Inc.	55,422	4,275,807
Metals & Mining 0.9%
United States Steel Corp. (a)	165,500	2,790,330
Telecommunication Services 0.9%
Diversified Telecommunication Services
SBA Communications Corp. "A"*	27,489	2,967,163
Total Common Stocks (Cost $241,031,372)		302,165,725
Securities Lending Collateral 10.2%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $31,674,405)	31,674,405	31,674,405
Cash Equivalents 4.3%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $13,215,062)	13,215,062	13,215,062
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $285,920,839) †	111.9	347,055,192
Other Assets and Liabilities, Net	(11.9)	(36,815,165)
Net Assets	100.0	310,240,027

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $287,058,814. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $59,996,378. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,725,227 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,728,849.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $31,470,252, which is 10.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$302,165,725	$—	$—	$302,165,725
Short-Term Investments (d)	44,889,467	—	—	44,889,467
Total	$347,055,192	$—	$—	$347,055,192

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016